Consolidated Statements Of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (25,744,489)	$ (28,966,006)
Items not affecting cash
Accrued interest on convertible debt	241,597	571,603
Depreciation	171,719	155,527
Interest – lease liability	6,711	14,401
Loss on (gain) sale of equipment	(18,611)	4,846
Share-based payments	3,223,464	1,412,257
Change in fair value of financial instruments	(1,200,541)	836,595
Lease payments	(65,739)	(64,996)
Unrealized foreign exchange	156,087	(64,609)
Changes in operating assets and liabilities
Accounts payable and accrued liabilities	(714,878)	577,908
Payable to Auritec	(5,000,000)	5,000,000
Prepaid expenses	(948,422)	(122,435)
Amounts receivable	(101,389)	(103,710)
Cash used in operating activities	(29,994,491)	(20,748,619)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of equipment	(104,227)	(73,377)
Proceeds from sale of equipment	29,068
Cash provided by in investing activities	(75,159)	(73,377)
CASH FLOWS FROM FINANCING ACTIVITIES
Overnight marketed public offering (net of transaction costs)	22,853,391
Redemption of warrants	337,816	5,241,811
Redemption of options	25,245	30,059
Repayment of loans	(62,651)	(79,441)
Repayment of convertible debt	(9,074,813)
Cash provided by financing activities	45,784,207	21,078,966
Increase in cash	15,714,557	256,970
Foreign exchange effect on cash	(1,955,019)	821,397
Cash, beginning of year	19,341,756	18,263,389
Cash, end of year	33,101,294	19,341,756
Common Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Non-brokered private placement (net of transaction costs)		$ 15,886,537
Preferred Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Non-brokered private placement (net of transaction costs)	$ 31,705,219